American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
April 30, 2026

One Choice 2065 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.6%
Focused Dynamic Growth Fund G Class	89,337	7,787,501
Focused Large Cap Value Fund G Class	1,685,530	18,591,391
Growth Fund G Class	184,877	11,373,633
Heritage Fund G Class	275,041	7,294,075
Large Cap Equity Fund G Class	393,247	19,709,556
Mid Cap Value Fund G Class	546,019	8,665,316
Small Cap Growth Fund G Class	109,609	2,889,290
Small Cap Value Fund G Class	279,579	2,857,293
		79,168,055
International Equity Funds — 30.4%
Emerging Markets Fund G Class	489,627	9,219,670
Global Real Estate Fund G Class	244,570	3,634,314
International Growth Fund G Class	925,427	12,881,939
International Small-Mid Cap Fund G Class	371,568	4,867,540
International Value Fund G Class	576,137	7,011,591
Non-U.S. Intrinsic Value Fund G Class	609,509	6,503,459
		44,118,513
Domestic Fixed Income Funds — 10.8%
Diversified Bond Fund G Class	1,192,993	10,915,890
High Income Fund G Class	307,911	2,678,828
Inflation-Adjusted Bond Fund G Class	198,918	2,134,387
		15,729,105
International Fixed Income Funds — 3.9%
Emerging Markets Debt Fund G Class	168,637	1,591,936
Global Bond Fund G Class	467,356	4,075,341
		5,667,277
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	406,445	406,445
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $123,770,365)		145,089,395
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$145,089,395

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$7,510	$1,911	$1,938	$305	$7,788	89	$302	$464
Focused Large Cap Value Fund	18,497	6,676	7,010	428	18,591	1,686	66	1,997
Growth Fund	11,325	3,951	3,202	(700)	11,374	185	185	1,453
Heritage Fund	8,846	3,076	3,251	(1,377)	7,294	275	145	1,016
Large Cap Equity Fund	20,385	7,080	6,315	(1,440)	19,710	393	(12)	3,586
Mid Cap Value Fund	10,186	3,075	4,626	30	8,665	546	(45)	1,070
Small Cap Growth Fund	3,847	722	1,757	77	2,889	110	186	168
Small Cap Value Fund	3,866	910	2,112	193	2,857	280	(39)	333
Emerging Markets Fund	8,899	1,166	3,312	2,467	9,220	490	700	195
Global Real Estate Fund	3,611	720	1,140	443	3,634	245	(16)	142
International Growth Fund	10,305	4,361	2,005	221	12,882	925	(67)	538
International Small-Mid Cap Fund	3,897	920	621	672	4,868	372	(17)	143
International Value Fund	5,355	2,119	1,399	937	7,012	576	75	599
Non-U.S. Intrinsic Value Fund	5,722	2,003	1,429	207	6,503	610	37	705
Diversified Bond Fund	11,163	3,837	4,143	59	10,916	1,193	(53)	399
High Income Fund	2,770	735	842	16	2,679	308	(24)	148
Inflation-Adjusted Bond Fund	2,199	536	677	76	2,134	199	(47)	50
Emerging Markets Debt Fund	1,644	341	459	66	1,592	169	(15)	83
Global Bond Fund	4,434	1,262	1,641	20	4,075	467	(64)	171
U.S. Government Money Market Fund	—	446	40	—	406	406	—	6
	$144,461	$45,847	$47,919	$2,700	$145,089	9,524	$1,297	$13,266
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.